Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financials instruments [Abstract]
Disclosure of detailed information about other financial assets [Text Block]

13.1	Types of other current and non-current financial assets

Description of other financial assets	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Financial assets at amortized cost (1)	345,459	485,689
Derivative financial instruments
- For hedging	-	17,270
- Non-hedging (2)	2,610	2,531
Total other current financial assets	348,069	505,490
Financial assets at fair value through other comprehensive income	14,569	4,785
Derivative financial instruments
- For hedging	37,276	3,918
Other financial assets at amortized cost	80	75
Total other non-current financial assets	51,925	8,778

Disclosure of detailed information about other non current financial assets [Text Block]

Institution	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Banco de Crédito e Inversiones	185,589	185,400
Banco Santander (3)	45,168	74,365
Banco Itau Corpbanca	49,006	120,628
Banco Security	-	17,964
Banco de Chile	-	18,026
Banco Estado	-	15,126
Scotiabank Sud Americano	31,668	54,180
JP Morgan Asset Management	34,028	-
Total	345,459	485,689

(1)	Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions:

(2)	Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 13.3).

(3)	As of December 31, 2020, there were no margin calls and as of December 31, 2019, this value was ThUS$ 1,870.

Disclosure of trade and other receivables [text block]
13.2	Trade and other receivables

	As of December 31, 2020			As of December 31, 2019
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	313,265	-	313,265	367,583	-	367,583
Prepayments, current	19,900	-	19,900	20,309	-	20,309
Other receivables, current	32,041	11,165	43,206	11,250	1,710	12,960
Total trade and other receivables	365,206	11,165	376,371	399,142	1,710	400,852

See discussion about credit risk in Note 5.2.

	As of December 31, 2020			As of December 31, 2019
Trade and other receivables	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	327,586	(14,321)	313,265	383,775	(16,192)	367,583
Trade receivables, current	327,586	(14,321)	313,265	383,775	(16,192)	367,583
Prepayments, current	20,684	(784)	19,900	21,092	(783)	20,309
Other receivables, current	36,664	(4,623)	32,041	15,659	(4,409)	11,250
Current trade and other receivables	57,348	(5,407)	51,941	36,751	(5,192)	31,559
Other receivables, non-current	11,165	-	11,165	1,710	-	1,710
Non-current receivables	11,165	-	11,165	1,710	-	1,710
Total trade and other receivables	396,099	(19,728)	376,371	422,236	(21,384)	400,852

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2020, and December 31, 2019 the detail of the renegotiated portfolio is as follows:

As of December 31, 2020
Portfolio analysis
Past due segments	Number of customers with non- renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,281	301,939	23	179
1 - 30 days	119	12,140	8	60
31 - 60 days	12	1,226	-	-
61 - 90 days	5	159	-	-
91 - 120 days	5	1,448	1	41
121 - 150 days	2	2,384	2	2
151 - 180 days	3	1,398	4	12
181 - 210 days	1	-	2	5
211 - 250 days	3	2	6	114
>250 days	156	5,030	64	1,447
Total	1,587	325,726	110	1,860

As of December 31, 2019
Portfolio analysis
Past due segments	Number of customers non- renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,486	351,931	69	892
1 - 30 days	166	20,195	72	526
31 - 60 days	26	1,279	4	10
61 - 90 days	12	519	3	54
91 - 120 days	5	1,026	2	66
121 - 150 days	5	361	7	49
151 - 180 days	7	190	2	33
181 - 210 days	4	51	-	-
211 - 250 days	6	48	8	11
>250 days	144	5,449	137	1,085
Total	1,861	381,049	304	2,726

Disclosure of detailed information about expected credit exposure of accounts receivable based on aging analysis [Table Text Block]

As of December 31, 2020
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	10%	39%	52%	79%	-	-
Total Gross Book Value	302,118	12,200	1,226	159	11,883	327,586	70,145
Deterioration Estimate	3,187	1,207	477	83	9,367	14,321	7,545

As of December 31, 2019
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	18%	34%	44%	78%	-	-
Total Gross Book Value	352,823	20,721	1,288	573	8,370	383,775	72,550
Deterioration Estimate	5,285	3,664	440	251	6,552	16,192	11,323

Disclosure of detailed information about movement in provision of trade receivables [Table Text Block]
As of December 31, 2020, and December 31, 2019, movements in provisions are as follows:

Provisions	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Provision Impairment Accounts receivable at the beginning of the Period	32,707	32,634
(Decrease) increase impairment of accounts receivable	(4,684)	1,057
Use of Provision Applied to Accounts Receivable	(750)	(984)
Impairment of Accounts Receivable Provision at the end of the Period	27,273	32,707
(1) Trade and Other Receivables Provision	14,321	16,192
(2) Current other Receivables Provision	5,407	5,192
(3) Provision Trade payables due to related parties, current	7,545	11,323
Recovery of Insurance	347	320

Impairment of Accounts Receivable Provision	27,273	32,707
Renegotiated Provision	1,728	1,905
Non-renegotiated Provision	25,545	30,802

Disclosure of allowance for credit losses [text block]

Expressed in ThUS$	Assets / (Liabilities) Derivative Instrument	Total Realized	Hedging Reserve in Gross Equity

Hedging with debt as underlying as of December 31, 2020
Hedging Assets	37,276	24,428	12,848
Hedging Liabilities	(19,195)	(12,956)	(6,239)
Underlying Debt Hedge	18,081	11,472	6,609
Underlying Investment Coverage as of December 31, 2020
Hedging Assets	-	-	-
Hedging Liabilities	(21,004)	(20,626)	(378)
Underlying Investments Hedge	(21,004)	(20,626)	(378)

Expressed in ThUS$	Assets / (Liabilities) Derivative Instrument	Total Realized	Hedging Reserve in Gross Equity

Hedging with debt as underlying as of December 31, 2019
Hedging Assets	3,918	(4,194)	8,112
Hedging Liabilities	(22,771)	(25,363)	2,592
Underlying Debt Hedge	(18,853)	(29,557)	10,704
Underlying Investment Coverage as of December 31, 2019
Hedging Assets	17,270	17,857	(587)
Hedging Liabilities	(889)	(711)	(178)
Underlying Investments Hedge	16,381	17,146	(765)

Hedging Effect in Profit and Equity for the period as of December 31, 2020	Variation Total	Result	Hedge Reserve Variation

Analysis Effect by Type of Coverage
Underlying Debt Hedge	36,935	41,029	(4,094)
Underlying Investments Hedge	(37,385)	(37,772)	387
Total hedging effect on profit or loss and equity in the period	(450)	3,257	(3,707)
Analysis Effect by type of asset
Hedging in Current and Non-Current Assets	16,088	10,765	5,323
Hedging in Current and Non-Current Liabilities	(16,538)	(7,508)	(9,030)
Total Hedge Effect in Profit or Loss and Equity for the period	(450)	3,257	(3,707)

Disclosure of maturity analysis for derivative financial liabilities [text block]	Derivative contract maturities are detailed as follows:
Series	Contract amount	Currency	Maturity date
	ThUS$
H	134,049	UF	01/04/2023
O	58,748	UF	02/01/2022
P	134,228	UF	01/15/2028
Q	106,933	UF	06/01/2030

Disclosure of financial liabilities [text block]
As of December 31, 2020, and December 31, 2019, the detail is as follows:

	As of December 31, 2020			As of December 31, 2019
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	82	69,376	69,458	199	69,138	69,337
Obligations with the public	36,781	1,816,626	1,853,407	280,578	1,403,108	1,683,686
Derivative financial instruments
For hedging	26,699	13,511	40,210	7,183	16,477	23,660
Non-Hedging	5,393	-	5,393	3,168	-	3,168
Total	68,955	1,899,513	1,968,468	291,128	1,488,723	1,779,851

Disclosure of detailed information about borrowings [text block]
As of December 31, 2020, and 2019, the detail is as follows:

Current and non-current bank borrowings	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current loans	82	199
Non-current loans	69,376	69,138
Current and non-current loans	69,458	69,337

Disclosure of detailed information about short term borrowings [Text Block]
As of December 31, 2020, and December 31, 2019, the detail of this caption is as follows:

Debtor			Creditor
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	USD	Upon maturity	05/30/2023	1.00%	1.36%

Debtor	Creditor	Nominal amounts as of December 31, 2020			Current amounts as of December 31, 2020
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	82	82	-	82
Total		-	-	-	-	82	82	-	82

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No	Financial institution	Country	adjustment index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	US$	Upon maturity	05/29/2023	2.11%	3.01%
Foreign	Nitratos Naturais do Chile Lim.	Brazil	Foreign	Banco ITAU Brasil	Brazil	BRL	Upon maturity	12/31/2019	13.57%	4.25%

Debtor	Creditor	Nominal amounts as of December 31, 2019			Current amounts as of December 31, 2019
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	187	187	-	187
Nitratos Naturais do Chile	Banco ITAU Brasil	-	-	-	12	-	12	-	12
Total		-	-	-	12	187	199	-	199

Disclosure of detailed information about current maturities of unsecured obligations [Text Block]
As of December 31, 2020, and December 31, 2019, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2021	US$	Semiannual	Upon maturity	1.95%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2021	US$	Semiannual	Upon maturity	1.08%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2021	US$	Semiannual	Upon maturity	3.59%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2021	US$	Semiannual	Upon maturity	4.17%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2021	UF	Semiannual	Semiannual	0.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2021	UF	Semiannual	Upon maturity	2.24%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2021	UF	Semiannual	Upon maturity	2.37%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2021	UF	Semiannual	Upon maturity	2.92%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2020			Carrying amounts of maturities as of December 31, 2020
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	7,508	-	7,508	7,508	-	7,508	(679)	6,829
SQM S.A.	Chile	MUS$400	-	2,869	2,869	-	2,869	2,869	(237)	2,632
SQM S.A.	Chile	H	18,212	-	18,212	18,212	-	18,212	(172)	18,040
SQM S.A.	Chile	O	962	-	962	962	-	962	(82)	880
SQM S.A.	Chile	P	1,824	-	1,824	1,824	-	1,824	(12)	1,812
SQM S.A.	Chile	Q	-	350	350	-	350	350	(21)	329
Total			33,154	5,877	39,031	33,154	5,877	39,031	(2,250)	36,781

Debtor			Number of			Currency or	Periodicity
Tax I No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	04/21/2020	US$	Semiannual	Upon maturity	0.43%	5.50%
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2020	US$	Semiannual	Upon maturity	2.35%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2020	US$	Semiannual	Upon maturity	1.42%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2020	US$	Semiannual	Upon maturity	4.07%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2020	UF	Semiannual	Semiannual	1.36%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2020	UF	Semiannual	Upon maturity	2.41%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2020	UF	Semiannual	Upon maturity	2.71%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2020	UF	Semiannual	Upon maturity	3.11%	3.45%

			Nominal amounts as of December 31, 2019			Carrying amounts of maturities as of December 31, 2019
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	-	252,674	252,674	-	252,674	252,674	(386)	252,288
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	-	2,869	2,869	-	2,869	2,869	(679)	2,190
SQM S.A.	Chile	H	17,166	-	17,166	17,166	-	17,166	(139)	17,027
SQM S.A.	Chile	O	890	-	890	890	-	890	(67)	823
SQM S.A.	Chile	P	1,686	-	1,686	1,686	-	1,686	(12)	1,674
SQM S.A.	Chile	Q	-	323	323	-	323	323	(6)	317
Total			24,390	258,524	282,914	24,390	258,524	282,914	(2,336)	280,578

Disclosure of detailed information about non current maturities of unsecured obligations [Text Block]
The following table shows the details of bank loans as of December 31, 2020 and 2019:

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	1.98%	1.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2020				Carrying amounts of maturities as of December 31, 2020
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376
Total		-	70,000	-	70,000	-	70,000	-	70,000	(624)	69,376

Debtor			Creditor			Currency or
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Type of amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	2.84%	3.01%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2019				Carrying amounts of maturities as of December 31, 2019
Company	Financial institution	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138
Total		-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138

The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2020, and 2019:

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.18%	4.25%
93.007.000-9	SQM S.A.	Chile	-	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.22%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.68%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2020						Carrying amounts of maturities as of December 31, 2020
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	250,000	-	250,000	-	-	-	250,000	-	250,000	(1,336)	248,664
MUS$300	-	300,000	-	-	-	300,000	-	300,000	-	-	-	300,000	(781)	299,219
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(5,020)	444,980
MUS$400	-	-	-	-	400,000	400,000	-	-	-	-	400,000	400,000	(6,582)	393,418
H	-	-	-	-	126,386	126,386	-	-	-	-	126,386	126,386	(1,378)	125,008
O	-	-	-	-	61,334	61,334	-	-	-	-	61,334	61,334	(904)	60,430
P	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(77)	122,591
Q	-	-	-	-	122,668	122,668	-	-	-	-	122,668	122,668	(352)	122,316
Total	-	300,000	-	250,000	1,283,056	1,833,056	-	300,000	-	250,000	1,283,056	1,833,056	(16,430)	1,816,626

Debtor			Number of			Currency or	Periodicity
Tax ID No.	Company	Country	registration or ID of the instrument	Series	Maturity date	adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.78%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.70%	5.50%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.45%	3.45%

	Nominal non-current maturities as of December 31, 2019						Carrying amounts of maturities as of December 31, 2019
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(1,514)	248,486
MUS$300	-	-	300,000	-	-	300,000	-	-	300,000	-	-	300,000	(1,393)	298,607
MUS$450	-	-	-	-	450,000	450,000	-	-	-	-	450,000	450,000	(5,923)	444,077
H	13,749	13,749	13,749	13,749	75,621	130,617	13,749	13,749	13,749	13,749	75,621	130,617	(1,253)	129,364
O	-	-	-	-	56,715	56,715	-	-	-	-	56,715	56,715	(811)	55,904
P	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(89)	113,341
Q	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(101)	113,329
Total	13,749	13,749	313,749	13,749	1,059,196	1,414,192	13,749	13,749	313,749	13,749	1,059,196	1,414,192	(11,084)	1,403,108

Disclosure of information about issue of series H bonds [Text Block]
For the periods ended December 31, 2020, and December 31, 2019, the Company has made the following payments with a charge to the Series H bonds and their associated CCS hedging:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payments of interest, Series H bonds	6,601	7,868	8,325
CCS Coverage	2,575	1,952	495

Disclosure of information about second issue of single series bonds [Text Block]
As of December 31, 2020 and December 31, 2019, the detail of payments charged to the line of single series bonds, second issue is as follows

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Interest payment	6,875	13,750	13,750

Disclosure of information about issue of series O bonds [Text Block]
For the periods ended December 31, 2020, and December 31, 2019, the Company has made the following payments with a charge to Series O bonds and their associated CCS hedging

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest, Series O bonds	2,070	2,308	2,457
CCS Coverage	599	354	205

Disclosure of information about third issue of single series bonds [Text Block]
For the periods ended 31, 2020, and December 31, 2019, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	10,875	10,875	10,875

Disclosure of information about fourth issue of single series bonds [Text Block]

For the periods ended on December 31, 2020 and December 31, 2019, the following payments have been made.

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	10,938	10,938	10,938

Disclosure of information about issue of series P bonds [Table Text Block]
For the periods ended on December 31, 2020 and December 31, 2019, the following payments and their associated CCS have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest series P	3,534	3,960	1,085
CCS Coverage	3,439	2,995	1,421

Disclosure of information about issue of series Q bonds [Table Text Block]
For the years ended December 31, 2020 and December 31, 2019, the following payments have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest series Q	3,769	3,791	319
CCS Coverage	1,021	-	-

Disclosure of information about fifth issue of single series bonds [Text Block]
For the periods ended on December 31, 2020 and December 31, 2019, the following payments have been made:

Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	19,125	9,563	-

Disclosure of information about sixth issue of single series bonds [Text Block]
Payments made	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Payment of interest	8,500	-	-

Disclosure of trade and other payables [text block]
13.5	Trade and other payables

a)	Details trade and other payables

	As of December 31, 2020			As of December 31, 2019
Details trade and other payables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	203,346	-	203,346	205,414	-	205,414
Other accounts payable	587	-	587	376	-	376
Prepayments from customers	-	4,027	4,027	-	-	-
Total	203,933	4,027	207,960	205,790	-	205,790

Disclosure of detailed information about the current and past due suppliers [Text Block]
As of December 31, 2020, and December 31, 2019, the balance of current and past due accounts payable is made up as follows:

Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	111,323	1,947	123	31	5	4,027	117,456
Services	46,187	1,380	16	757	86	-	48,426
Others	29,325	7	-	-	-	-	29,332
Total	186,835	3,334	139	788	91	4,027	195,214

	Amounts according to payment periods as of December 31, 2019
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	126,577	4,655	128	116	2,019	-	133,495
Services	51,785	168	-	-	87	-	52,040
Others	8,741	146	-	-		-	8,887
Total	187,103	4,969	128	116	2,106	-	194,422

Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2020
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	1,305	59	47	39	517	-	1,967
Services	2,298	764	-	453	505	-	4,020
Others	3,258	150	371	118	2,275	-	6,172
Total	6,861	973	418	610	3,297	-	12,159

	Amounts according to payment periods as of December 31 2019
Type of Supplier	Up to 30 Days	31 - 60 days	61 - 90 Days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	2,086	264	35	65	1,060	-	3,510
Services	3,073	329	116	387	580	-	4,485
Others	1,918	45	311	215	508	-	2,997
Total	7,077	638	462	667	2,148	-	10,992

Disclosure of detailed information about categories of financial assets [Text Block]
a)	Financial Assets

	As of December 31, 2020			As of December 31, 2019
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	509,102	-	509,102	588,530	-	588,530
Trade receivables due from related parties at amortized cost	62,601	-	62,601	61,227	-	61,227
Financial assets measured at amortized cost	345,459	80	345,539	485,689	75	485,764
Loans and receivables measured at amortized cost	365,206	11,165	376,371	399,142	1,710	400,852
Total financial assets measured at amortized cost	1,282,368	11,245	1,293,613	1,534,588	1,785	1,536,373
Financial instruments for hedging purposes through equity	-	37,276	37,276	17,270	3,918	21,188
Financial instruments held for trading at through profit or loss	2,610	-	2,610	2,531	-	2,531
Financial assets classified as available for sale at fair value through equity	-	14,569	14,569	-	4,785	4,785
Total financial assets at fair value	2,610	51,845	54,455	19,801	8,703	28,504
Total financial assets	1,284,978	63,090	1,348,068	1,554,389	10,488	1,564,877

Disclosure of detailed information about categories of financial liabilities [Text Block]

b)	Financial Liabilities

	As of December 31, 2020			As of December 31, 2019
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through equity	26,699	13,511	40,210	7,183	16,477	23,660
Held for trading at fair value through profit or loss	5,393	-	5,393	3,168	-	3,168
Financial liabilities at fair value through profit or loss	32,092	13,511	45,603	10,351	16,477	26,828
Bank loans	82	69,376	69,458	199	69,138	69,337
Obligations to the public	36,781	1,816,626	1,853,407	280,578	1,403,108	1,683,686
Lease Liabilities	5,528	25,546	31,074	7,694	30,203	37,897
Trade and other payables	203,933	4,027	207,960	205,790	-	205,790
Trade payables due to related parties	606	-	606	475	-	475
Total financial liabilities at amortized cost	246,930	1,915,575	2,162,505	494,736	1,502,449	1,997,185
Total financial liabilities	279,022	1,929,086	2,208,108	505,087	1,518,926	2,024,013

Disclosure of fair value measurement [text block]

	As of December 31, 2020			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (informative)	Book Value Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	509,102	509,102	-	-	509,102	-
Other current financial assets
- Time deposits	345,459	345,459	-	-	345,459	-
- Derivative financial instruments
- Forwards	-	-	2,263	-	2,263	-
- Options	-	-	347	-	347	-
Non-current accounts receivable	11,165	11,165	-	-	-	-
Other non-current financial assets:
- Other	99	99	-	-	99	-
- Actions	-	-	14,549	14,549	-	-
- Hedging assets – Swaps	-	-	37,276	-	37,276	-
Other current financial liabilities
- Bank loans	82	82	-	-	82	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	4,614	-	4,614	-
- Options	-	-	780	-	780	-
-Hedging liabilities - Swaps	-	-	5,695	-	5,695	-
-Inversions -Swaps	-	-	21,004	-	21,004	-
- Unsecured obligations	36,781	36,781	-	-	36,781	-
- Current lease liabilities	5,528	5,528	-	-	5,528	-
Other non-current financial liabilities
- Bank loans	69,376	71,029	-	-	71,029	-
- Unsecured obligations	1,816,626	2,355,943	-	-	2,355,943	-
- Non-current hedging liabilities	-	-	13,511	-	13,511	-
- Non-current lease liabilities	25,546	26,027	-	-	26,027	-

	As of December 31, 2019			Measurement methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (informative)	Book Value Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	588,530	588,530	-	-	588,530	-
Other current financial assets:
- Time deposits	485,689	485,689	-	-	485,689	-
-Derivative financial instruments	-	-	-	-	-	-
- Forwards	-		2,420	-	2,420	-
- Options	-	-	111	-	111	-
-Investment hedge swaps	-	-	17,270	-	17,270	-
Non-current accounts receivable	1,710	1,710	-	-	-	-
Other non-current financial assets
- Other	94	94	-	-	94	-
- Actions	-	-	4,785	4,785	-	-
- Hedging assets – Swaps	-	-	3,918	-	3,918	-
Other current financial liabilities
- Bank loans	199	199	-	-	199	-
-Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,837	-	2,837	-
- Options	-	-	289	-	289	-
- Hedging liabilities – Swaps	-	-	7,183	-	7,183	-
- Unsecured obligations	280,578	280,578	-	-	280,578	-
-Current lease liabilities	7,694	7,694	-	-	7,694	-
Other non-current financial liabilities:
- Bank loans	69,138	71,033	-	-	71,033	-
- Unsecured obligations	1,403,108	1,658,506	-	-	1,658,506	-
- Non-current hedging liabilities	-	-	16,477	-	16,477	-
- Non-current lease liabilities	30,203	33,187	-	-	33,187	-